Note 11 - Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
NOTE
11.
RELATED PARTY TRANSACTIONS

During the
three
months ended
March 31, 2021
and
2020
, agent commissions resulting from merchant processing of approximately
$11,000
 and
$40,000,
respectively,

were paid to Prime Portfolios, LLC, an entity owned by Oleg Firer, our Chairman and CEO, and Steven Wolberg, our Chief Legal Officer. In addition, key members of management owned companies received similar commissions and/or reimbursement for equipment purchased on the Company's behalf, which amounted to approximately
$346,000

and
$226,000
 for the
three
months ended
March 31, 2021
and
2020
, respectively.

At
March 31, 2021
and
December 31, 2020
, we had accrued expenses of approximately
$209,000

and
$122,000,
respectively, which consisted primarily of various travel, professional fees, and other expenses paid and charged for by our CEO on his personal credit cards. This is reflected as due to related party on the accompanying consolidated balance sheets.

On
March 27, 2020,
our Company entered into a Master Exchange Agreement, (the “ESOUSA Agreement”) with ESOUSA Holdings, LLC ("ESOUSA"), a related party. Prior to entering into the ESOUSA Agreement, ESOUSA agreed to acquire an existing promissory note that had been previously issued by the Company, of up to
$2,000,000
in principal amount outstanding plus interest due to RBL Capital Group, LLC ("RBL"). Pursuant to the ESOUSA Agreement, the Company had the right, at any time prior to
March 27, 2021,
to request ESOUSA, and ESOUSA agreed upon each such request, to exchange this promissory note in tranches on the dates when the Company instructs ESOUSA, for such number of shares of the Company's common stock (“Common Stock”) as determined under the ESOUSA Agreement based upon the number of shares of Common Stock (already in ESOUSA's possession) that ESOUSA sold in order to finance its purchase of such tranche of the promissory note from RBL Capital Group, LLC. ESOUSA will purchase each tranche of the promissory note equal to
88%
of the gross proceeds from the shares of Common Stock sold by ESOUSA to finance the purchase of such Exchange Amount from RBL Capital Group, LLC. Each such tranche to be
$148,000
unless otherwise agreed to by the Company and ESOUSA.

On
March 27, 2020,
the Company received its
first
tranche of RBL promissory notes in the aggregate amount of
$148,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.  Included in other accrued expenses at
September 30, 2020
is approximately
$145,000
in connection with this
first
tranche for which shares of Common Stock have
not
yet been issued.  Concurrently with this transaction, the Company received an equivalent aggregate amount of
$148,000
from RBL under the Credit Facility.

On
April 28, 2020,
the Company received its
second
tranche of RBL promissory notes in the aggregate amount of
$143,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.  The Company issued
65,862
shares of Common Stock to ESOUSA in connection with this exchange.  Concurrently with this transaction, the Company received an equivalent aggregate amount of
$143,000
from RBL under the Credit Facility.

On
August 11, 2020,
the Company received its
third
tranche of RBL promissory notes in the aggregate amount of
$707,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.  The Company issued
66,190
shares of Common Stock to ESOUSA in connection with this exchange.  Concurrently with this transaction, the Company received an equivalent aggregate amount of
$707,000
from RBL under the Credit Facility.

On
August 21, 2020,
the Company received its
fourth
tranche of RBL promissory notes in the aggregate amount of
$401,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.  The Company issued
45,654
shares of Common Stock to ESOUSA in connection with this exchange.  Concurrently with this transaction, the Company received an equivalent aggregate amount of
$401,000
from RBL under the Credit Facility.

On
September 25, 2020,
the Company received its
fifth
tranche of RBL promissory notes in the aggregate amount of
$426,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.  The Company issued
50,000
shares of Common Stock to ESOUSA in connection with this exchange.  Concurrently with this transaction, the Company received an equivalent aggregate amount of
$426,000
from RBL under the Credit Facility.

On
December 30, 2020,
the Company received its
sixth
tranche of RBL promissory notes in the aggregate amount of
$1,960,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. The Company issued
200,000
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$1,960,000
from RBL under the Credit Facility.

NOTE
11.
RELATED PARTY TRANSACTIONS

During the years ended
December 31, 2020
and
2019,
agent commissions resulting from merchant processing of approximately
$105,000
and
$75,000,
respectively, were paid to Prime Portfolios, LLC, an entity owned by Oleg Firer, our Chairman and CEO, and Steven Wolberg, our Chief Legal Officer. In addition, key members of management owned companies received similar commissions and/or reimbursement for equipment purchased on the Company's behalf, which amounted to approximately
$865,000
and
$758,000
for the years ended
December 31, 2020
and
2019,
respectively.

At
December 31, 2020
and
December 31, 2019,
we had accrued expenses of approximately
$122,000
and
$127,000,
respectively, which consisted primarily of various travel, professional fees, and other expenses paid and charged for by our CEO on his personal credit cards. This is reflected as due to related party on the accompanying consolidated balance sheets. On
March 27, 2020,
our Company entered into a Master Exchange Agreement, (the “ESOUSA Agreement”) with ESOUSA Holdings, LLC ("ESOUSA"), a related party. Prior to entering into the ESOUSA Agreement, ESOUSA agreed to acquire an existing promissory note that had been previously issued by the Company, of up to
$2,000,000
in principal amount outstanding plus interest due to RBL Capital Group, LLC ("RBL"). Pursuant to the ESOUSA Agreement, the Company has the right, at any time prior to
March 27, 2021,
to request ESOUSA, and ESOUSA agreed upon each such request, to exchange this promissory note in tranches on the dates when the Company instructs ESOUSA, for such number of shares of the Company's common stock (“Common Stock”) as determined under the ESOUSA Agreement based upon the number of shares of Common Stock (already in ESOUSA's possession) that ESOUSA sold in order to finance its purchase of such tranche of the promissory note from RBL Capital Group, LLC. ESOUSA will purchase each tranche of the promissory note equal to
88%
of the gross proceeds from the shares of Common Stock sold by ESOUSA to finance the purchase of such Exchange Amount from RBL Capital Group, LLC. Each such tranche to be
$148,000
unless otherwise agreed to by the Company and ESOUSA.

On
March 27, 2020,
the Company received its
first
tranche of RBL promissory notes in the aggregate amount of
$148,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. Included in other accrued expenses at
September 30, 2020
is approximately
$145,000
in connection with this
first
tranche for which shares of Common Stock have
not
yet been issued. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$148,000
from RBL under the Credit Facility.

On
April 23, 2020
and
August 3, 2020,
the Company entered into certain amendments to the ESOUSA Agreement, which together increased from
$2,000,000
to
$15,000,000
the principal amount and unpaid interest of
one
or more promissory notes of the Company or its direct or indirect subsidiaries that ESOUSA either purchased in whole or has an irrevocable right to purchase in tranches from RBL in connection with the ESOUSA Agreement.

On
April 28, 2020,
the Company received its
second
tranche of RBL promissory notes in the aggregate amount of
$143,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. The Company issued
65,862
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$143,000
from RBL under the Credit Facility.

On
August 11, 2020,
the Company received its
third
tranche of RBL promissory notes in the aggregate amount of
$707,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. The Company issued
66,190
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$707,000
from RBL under the Credit Facility.

On
August 21, 2020,
the Company received its
fourth
tranche of RBL promissory notes in the aggregate amount of
$401,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. The Company issued
45,654
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$401,000
from RBL under the Credit Facility.

On
September 25, 2020,
the Company received its
fifth
tranche of RBL promissory notes in the aggregate amount of
$426,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. The Company issued
50,000
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$426,000
from RBL under the Credit Facility.

On
December 30, 2020,
the Company received its
sixth
tranche of RBL promissory notes in the aggregate amount of
$1,960,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. In
January 2021,
the Company issued
200,000
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$1,960,000
from RBL under the Credit Facility.